Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Finite-lived intangible assets

	As of December 31, 2018
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
Intellectual property rights (i)	442,580	(119,152)	323,428
Traffic acquisition agreement (ii)	546,150	(102,403)	443,747
Published mobile games (iii)	373,702	(84,325)	289,377
Trademarks (ii)	198,492	(102,947)	95,545
User list	151,896	(148,670)	3,226
Online literature	140,807	(18,803)	122,004
Domain names	140,608	(85,042)	55,566
Customer relationships	119,700	(119,700)	—
Technology (iii)	101,730	(9,304)	92,426
Others (ii)	105,816	(85,240)	20,576
	2,321,481	(875,586)	1,445,895

	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intellectual property rights (i)	479,276	(190,086)	289,190	41,540
Traffic acquisition agreement (ii)	546,150	(546,150)	—	—
Published mobile games (iii)	457,753	(316,671)	141,082	20,265
Trademarks (ii)	204,563	(143,620)	60,943	8,754
User list	3,396	(849)	2,547	366
Online literature	162,610	(40,014)	122,596	17,610
Domain names	140,631	(99,145)	41,486	5,959
Technology (iii)	101,730	(29,650)	72,080	10,354
Others (ii)	31,739	(20,005)	11,734	1,685
	2,127,848	(1,386,190)	741,658	106,533

Intangible assets	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Finite-lived intangible assets	1,445,895	741,658	106,533
Indefinite-lived intangible assets	232,298	72,302	10,385
Total	1,678,193	813,960	116,918

(i)

Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

(ii)

In February 2018, the Company entered into a share purchase agreement with Baidu, pursuant to which the Company issued an aggregate of 36,860,691 Class B ordinary shares to Baidu in exchange for an asset acquisition of traffic acquisition agreement, trademarks and non-compete amounting to RMB599,150. As consideration for the issuance of such shares and subject to the conditions set forth in the share purchase agreement, Baidu agreed to (i) undertake certain non-compete obligations towards the Company with respect to the online movie ticket and show ticket booking business of Baidu and its affiliates; (ii) direct user traffic related to such ticket business to the Company; (iii) provide the Company with technological support with respect to the Company’s ticket booking business; (iv) license certain trademarks and certain intellectual property rights to the Company; and (v) enter into a ticket business cooperation agreement with the Company, which has been signed concurrently. The transaction was closed on April 12, 2018 and accounted for as an asset acquisition, whereby intangible assets were recorded by the Company. The useful lives of traffic acquisition agreement and non-compete are four years and the useful life of trademarks is two years.

In 2019, the Group mainly revised the useful life of traffic acquisition agreement from 4 years to 1.72 years due to the decrease in economic benefit expected from the acquired set of assets for the remaining contractual period of the agreement. As of December 31, 2019, the acquired set of assets are fully amortized.

For the year ended December 31, 2019, the amount of amortization expense and net loss included in the Group’s consolidated statements of comprehensive loss was RMB479,497 (US$68,875) and RMB10,276,739 (US$1,476,162), net loss per Class A and Class B ordinary share was RMB2.02 (US$0.29), compared to amortization expense and net loss of RMB159,538 (US$22,916) and RMB9,956,780 (US$1,430,202), net loss per Class A and Class B ordinary share was RMB1.96 (US$0.28), as if useful lives of the acquired set of assets would remain unchanged.

(iii)

The addition of intangible assets RMB707,000 is generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3), of which RMB366,000 was attributed to published mobile games with a useful life of two years, RMB101,000 attributable to technology with a useful life of five years and RMB240,000 attributable to mobile games in development. Once the mobile games in development achieve technological feasibility, they will be amortized over a maximum of four years.

The Group bypassed the qualitative assessment for indefinite-lived mobile games in development and mobile games in development prior to changing their lives from indefinite to finite as if they were still indefinite-lived and proceeded directly to performing the quantitative impairment test. For the year ended December 31, 2019, the Group recognized RMB99,096 (US$14,234) of impairment charges for mobile games in development because the carrying amount of mobile games in development exceeded its fair value. After an impairment loss is recognized, the adjusted carrying amount of mobile games in development shall be its new accounting basis. The carrying amount of mobile games in development was RMB232,298, and RMB72,302 (US$10,385), as of December 31, 2018 and 2019, respectively.

RMB nil, RMB nil, and RMB99,096 (US$14,234) of impairment charges were recognized on intangible assets for the years ended December 31, 2017, 2018 and 2019, respectively.

Amortization expense was RMB112,860, RMB346,672 and RMB873,664 (US$125,494) for the years ended December 31, 2017, 2018 and 2019, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	271,308	38,971
Between 1 and 2 years	136,791	19,649
Between 2 and 3 years	110,593	15,886
Between 3 and 4 years	65,134	9,356
Between 4 and 5 years	46,572	6,690